Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of changes in the fair value of non designated Energy Trading and Risk Management derivatives

($ millions)	Energy Trading	Risk Management	Total

Fair value outstanding at December 31, 2016	(36)	(18)	(54)

Cash Settlements – (received) paid during the year	(12)	17	5

Unrealized losses recognized in earnings during the year (note 7)	(37)	(19)	(56)

Fair value outstanding at December 31, 2017	(85)	(20)	(105)

Cash Settlements – received during the year	(43)	(47)	(90)

Unrealized gains recognized in earnings during the year (note 7)	129	126	255

Fair value outstanding at December 31, 2018	1	59	60

Summary of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

($ millions)	Level 1	Level 2	Level 3	Total Fair Value

Accounts receivable	21	53	—	74

Accounts payable	(74)	(105)	—	(179)

Balance at December 31, 2017	(53)	(52)	—	(105)

Accounts receivable	63	152	—	215

Accounts payable	(43)	(112)	—	(155)

Balance at December 31, 2018	20	40	—	60

Summary of offsetting financial assets

($ millions)	Gross Assets	Gross Liabilities Offset	Net Amounts Presented

Derivatives	1 126	(1 052)	74

Accounts receivable	2 405	(1 252)	1 153

Balance at December 31, 2017	3 531	(2 304)	1 227

Derivatives	1 599	(1 384)	215

Accounts receivable	1 837	(882)	955

Balance at December 31, 2018	3 436	(2 266)	1 170

Summary of offsetting financial liabilities

($ millions)	Gross Liabilities	Gross Assets Offset	Net Amounts Presented

Derivatives	(1 231)	1 052	(179)

Accounts payable	(2 270)	1 252	(1 018)

Balance at December 31, 2017	(3 501)	2 304	(1 197)

Derivatives	(1 539)	1 384	(155)

Accounts payable	(1 798)	882	(916)

Balance at December 31, 2018	(3 337)	2 266	(1 071)

Timing of cash outflows related to trade and other payables and debt

	December 31, 2017

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)

Within one year	6 024	1 231	3 027

1 to 3 years	38	—	1 949

3 to 5 years	38	—	3 184

Over 5 years	—	—	20 160

	6 100	1 231	28 320

	December 31, 2018

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)

Within one year	5 492	1 539	4 314

1 to 3 years	42	—	3 362

3 to 5 years	42	—	1 827

Over 5 years	—	—	20 611

	5 576	1 539	30 114

(1)          Trade and other payables exclude net derivative liabilities of $155 million (2017 – $179 million).

(2)          Gross derivative liabilities of $1 539 million (2017 – $1 231 million) are offset by gross derivative assets of $1 384 million (2017 – $1 052 million), resulting in a net amount of $155 million (2017 – $179 million).

(3)          Debt includes short-term debt, long-term debt, finance leases and interest payments on fixed-term debt and commercial paper.